Commitments and Contingencies - Additional Information (Detail) - CIK 0001816261 Executive Network Partnering Corp - USD ($)	Sep. 30, 2022	Sep. 30, 2020
Commitments and Contingencies
Deferred underwriting commissions percentage payable	0.0225%	2.25%
Over-Allotment Option
Commitments and Contingencies
Deferred underwriting fees payable	$ 9,300,000
Minimum [Member]
Commitments and Contingencies
Deferred underwriting fees payable		$ 0